Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Asset Retirement Obligations

	2021	2020	2019
	RMB	RMB	RMB
At beginning of the year	114,819	137,935	132,780
Net liabilities incurred, including reassessment(i)	16,057	(24,059)	2,026
Liabilities settled	(5,969)	(3,510)	(2,427)
Accretion expense (Note 10)	4,696	5,107	5,525
Currency translation differences	(198)	(654)	31

At end of the year	129,405	114,819	137,935

(i)
In 2020, domestic oil and gas field companies adjusted the discount period with reference to the remaining life corresponding to the proved developed reserves in each block, updated various oil and gas assets retirement standards based on the latest legal requirements, technology and price levels, reviewed the adopted discount rate, and then recalculate and adjust the provision for the asset retirement expense of oil and gas properties at the end of the year. The changes in related accounting estimates and new liabilities provided resulted in a reduction in estimated liabilities of RMB 24,059.